Inventories	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

	June 30,	December 31,
	2022	2021

Raw materials and components	$42,046	$29,857
Work in progress	1,490	-
Finished products (*)	46,044	33,160

	$89,580	$63,017

(*)	Includes amounts of $556 and $654 as of June 30, 2022 and December 31, 2021, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.

Inventory write-offs amounted to $2,472 and $2,162 during the six months ended June 30, 2022 and 2021, respectively.